Accumulated other comprehensive income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (“AOCI”) by component for the three months ended March 31, 2021 were as follows (in thousands):

Three months ended March 31, 2020	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1, 2020	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	9,565		9,565
Actuarial gain/(loss), net of tax expense of $8		(26)	(26)

Balance as of March 31, 2020	$19,696	$(724)	$18,972

Three months ended March 31, 2021	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	1,329		1,329
Actuarial gain/(loss), net of tax expense of $14		(55)	(55)

Balance as of March 31, 2021	$25,136	$(1,047)	$24,089

Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance as of December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance at December 31, 2020	$23,807	$(992)	$22,815